Intangible Assets - Summary of Impairment Write-down by Segment (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Total write-down	kr 17,230	kr 85	kr 20
Other [member] | Media solutions [member]
Disclosure of detailed information about intangible assets [line items]
Total write-down	6,000
Other [member] | Red bee media [member]
Disclosure of detailed information about intangible assets [line items]
Total write-down	kr 100